Office Properties and Equipment (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Office Properties and Equipment
Office properties and equipment, gross		$ 11,503	$ 9,720
Less-Accumulated depreciation		(6,165)	(7,051)
Office properties and equipment-net	$ 5,163	5,338	2,669	$ 3,725
Land
Office Properties and Equipment
Office properties and equipment, gross		1,130	510
Buildings
Office Properties and Equipment
Office properties and equipment, gross		4,409	2,338
Furniture, equipment, and vehicles
Office Properties and Equipment
Office properties and equipment, gross		$ 5,964	$ 6,872